Redeemable Noncontrolling Interests And Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities
The Company’s redeemable
non-controlling
interests activities for the years ended in December 31, 2019, 2020 and 2021 are summarized as follows:

	Year ended December 31,
	2019	2020	2021
Beginning balance	96,937	495,845	1,093,526
Issuance of Fun Preferred Shares, net of issuance costs	380,260	733,238	—
Foreign exchange impact	(1,900)	(37,374)	(30,204)
Repurchase of Series B Preferred Shares	—	(146,460)	—
Accretion to redemption value of redeemable non-controlling interests	20,548	48,277	108,896

Ending balance	495,845	1,093,526	1,172,218